UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1008
1.861961.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 31, 2008 to August 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value	Ending Account Value August 31, 2008	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,020.90	$ .01A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.12	$ .01B

A Actual expenses are equal to the Fund's annualized expense ratio of .0029%; multiplied by the average account value over the period, multiplied by 154/366 (to reflect the period March 31, 2008 to August 31, 2008).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0029%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets
HCA, Inc.	2.7
Texas Competitive Electric Holdings Co. LLC	2.7
Intelsat Jackson Holdings Ltd.	2.2
Chesapeake Energy Corp.	1.9
Constellation Brands, Inc.	1.8
11.3
Top Five Market Sectors as of August 31, 2008
% of fund's net assets
Healthcare	10.5
Electric Utilities	9.8
Telecommunications	7.9
Technology	6.5
Energy	6.0
Quality Diversification (% of fund's net assets)
As of August 31, 2008
BBB 1.5%
BB 24.0%
B 52.6%
CCC,CC,C 13.2%
Not Rated 0.9%
Short-Term Investments and Net Other Assets 7.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of August 31, 2008*
Nonconvertible Bonds 80.8%
Convertible Bonds, Preferred Stocks 0.5%
Floating Rate Loans 10.9%
Short-Term Investments and Net Other Assets 7.8%
* Foreign investments 10.0%

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 81.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 1,000,000	$ 1,399,400
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	841,000	477,015
Telecommunications - 0.1%
Level 3 Communications, Inc. 6% 3/15/10	180,000	165,600
TOTAL CONVERTIBLE BONDS		2,042,015
Nonconvertible Bonds - 80.8%
Aerospace - 1.7%
Bombardier, Inc.:
6.3% 5/1/14 (d)	960,000	921,600
8% 11/15/14 (d)	4,165,000	4,289,950
Sequa Corp. 11.75% 12/1/15 (d)	2,140,000	1,808,300
TransDigm, Inc. 7.75% 7/15/14	230,000	224,250
		7,244,100
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	130,000	92,300
7.339% 4/19/14	210,000	158,550
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	5,950,000	74,375
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	32,208	29,954
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	450,944	356,246
		711,425
Automotive - 2.5%
Commercial Vehicle Group, Inc. 8% 7/1/13	230,000	198,950
Ford Motor Co. 7.45% 7/16/31	1,000,000	515,000
Ford Motor Credit Co. LLC:
7.2406% 4/15/12 (e)	480,000	451,200
7.8% 6/1/12	450,000	333,000
8% 12/15/16	155,000	111,600
9.875% 8/10/11	2,015,000	1,654,116
12% 5/15/15	365,000	306,600
General Motors Acceptance Corp.:
6.75% 12/1/14	1,885,000	1,036,750
6.875% 9/15/11	1,715,000	1,071,875
6.875% 8/28/12	1,785,000	1,047,161
7% 2/1/12	720,000	431,401
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31	$ 300,000	$ 163,500
General Motors Corp.:
8.25% 7/15/23	760,000	370,500
8.375% 7/15/33	605,000	302,500
GMAC LLC 6.625% 5/15/12	540,000	313,200
Tenneco, Inc.:
8.125% 11/15/15	175,000	157,063
8.625% 11/15/14	2,650,000	2,239,250
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	110,000	112,475
		10,816,141
Broadcasting - 0.9%
Nexstar Broadcasting, Inc. 7% 1/15/14	2,110,000	1,709,100
Paxson Communications Corp. 6.0406% 1/15/12 (d)(e)	1,810,000	1,448,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)(e)	1,290,000	919,125
		4,076,225
Building Materials - 1.5%
Building Materials Corp. of America 7.75% 8/1/14	820,000	631,400
Coleman Cable, Inc. 9.875% 10/1/12	285,000	262,200
General Cable Corp.:
5.1663% 4/1/15 (e)	815,000	717,200
7.125% 4/1/17	110,000	104,500
Nortek, Inc.:
8.5% 9/1/14	2,040,000	1,264,800
10% 12/1/13 (d)	3,790,000	3,467,850
		6,447,950
Cable TV - 4.4%
Cablevision Systems Corp. 7.1325% 4/1/09 (e)	1,075,000	1,084,406
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,925,000	2,179,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	4,640,000	4,431,200
8.375% 4/30/14 (d)	115,000	109,825
10.875% 9/15/14 (d)	1,805,000	1,895,250
CSC Holdings, Inc.:
6.75% 4/15/12	200,000	196,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.: - continued
7.625% 4/1/11	$ 3,898,000	$ 3,917,490
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	860,000	812,700
EchoStar Communications Corp.:
7% 10/1/13	500,000	476,250
7.125% 2/1/16	3,300,000	3,036,000
Videotron Ltd. 6.875% 1/15/14	990,000	959,063
		19,097,309
Capital Goods - 0.4%
Baldor Electric Co. 8.625% 2/15/17	285,000	288,563
Esco Corp. 8.625% 12/15/13 (d)	125,000	126,250
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	300,000	293,250
SPX Corp. 7.625% 12/15/14 (d)	1,130,000	1,156,838
		1,864,901
Chemicals - 2.0%
Airgas, Inc. 7.125% 10/1/18 (d)	510,000	513,825
Georgia Gulf Corp.:
9.5% 10/15/14	1,265,000	923,450
10.75% 10/15/16	540,000	270,000
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,895,000	3,466,550
NOVA Chemicals Corp. 6.5% 1/15/12	645,000	586,950
Phibro Animal Health Corp. 10% 8/1/13 (d)	370,000	362,600
PolyOne Corp. 8.875% 5/1/12	2,525,000	2,543,938
Sterling Chemicals, Inc. 10.25% 4/1/15 (d)	240,000	241,800
		8,909,113
Consumer Products - 1.1%
Jarden Corp. 7.5% 5/1/17	3,365,000	2,986,438
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,155,000	1,799,425
		4,785,863
Containers - 1.3%
Berry Plastics Corp. 7.5406% 2/15/15 (e)	3,295,000	3,113,775
Berry Plastics Holding Corp. 8.875% 9/15/14	1,835,000	1,513,875
BWAY Corp. 10% 10/15/10	820,000	815,900
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	105,000	108,150
		5,551,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - 0.1%
Residential Capital LLC:
8.5% 5/15/10 (d)	$ 472,000	$ 323,320
9.625% 5/15/15 (d)	774,000	255,420
		578,740
Diversified Media - 0.4%
Liberty Media Corp. 5.7% 5/15/13	1,375,000	1,220,312
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14	675,000	681,750
		1,902,062
Electric Utilities - 7.5%
AES Corp.:
8% 10/15/17	2,225,000	2,186,063
8.75% 5/15/13 (d)	804,000	828,120
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	1,255,000	1,319,319
CMS Energy Corp. 8.5% 4/15/11	2,600,000	2,743,000
Dynegy Holdings, Inc. 7.75% 6/1/19	1,500,000	1,372,500
Edison Mission Energy 7.2% 5/15/19	3,605,000	3,469,813
Energy Future Holdings:
10.875% 11/1/17 (d)	1,720,000	1,758,700
11.25% 11/1/17 pay-in-kind (d)(e)	310,000	303,800
Mirant Americas Generation LLC 8.3% 5/1/11	1,490,000	1,516,075
Mirant North America LLC 7.375% 12/31/13	1,420,000	1,411,125
NRG Energy, Inc.:
7.25% 2/1/14	2,720,000	2,679,200
7.375% 2/1/16	2,055,000	2,019,038
NSG Holdings II, LLC 7.75% 12/15/25 (d)	610,000	585,600
Reliant Energy, Inc. 7.875% 6/15/17	3,815,000	3,681,475
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (d)	6,910,000	6,892,725
		32,766,553
Energy - 5.4%
Bristow Group, Inc. 7.5% 9/15/17	510,000	484,500
Chesapeake Energy Corp.:
6.5% 8/15/17	5,035,000	4,657,375
6.625% 1/15/16	25,000	23,656
6.875% 1/15/16	10,000	9,550
7% 8/15/14	25,000	24,500
7.5% 6/15/14	690,000	693,450
7.625% 7/15/13	1,150,000	1,161,500
Complete Production Services, Inc. 8% 12/15/16	505,000	496,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	$ 1,105,000	$ 1,140,913
Forest Oil Corp. 7.25% 6/15/19	1,400,000	1,284,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,720,000	1,713,550
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	400,000	362,000
9% 6/1/16 (d)	320,000	310,400
OPTI Canada, Inc. 8.25% 12/15/14	3,175,000	3,159,125
Petrohawk Energy Corp. 9.125% 7/15/13	1,710,000	1,692,900
Plains Exploration & Production Co. 7% 3/15/17	2,070,000	1,857,825
Pride International, Inc. 7.375% 7/15/14	480,000	484,800
Range Resources Corp. 7.375% 7/15/13	1,925,000	1,925,000
Southwestern Energy Co. 7.5% 2/1/18 (d)	940,000	951,750
Tesoro Corp. 6.25% 11/1/12	725,000	652,500
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	540,000	534,600
		23,620,557
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	200,000	196,750
7.125% 5/15/16	2,780,000	2,807,800
		3,004,550
Food and Drug Retail - 0.7%
Rite Aid Corp.:
7.5% 3/1/17	700,000	582,750
9.5% 6/15/17	1,535,000	993,913
10.375% 7/15/16	355,000	339,469
Stater Brothers Holdings, Inc. 7.75% 4/15/15	550,000	522,500
SUPERVALU, Inc. 7.5% 11/15/14	830,000	821,700
		3,260,332
Food/Beverage/Tobacco - 3.0%
Constellation Brands, Inc.:
7.25% 5/15/17	4,224,000	4,128,960
8.375% 12/15/14	3,600,000	3,708,000
Dean Foods Co.:
6.9% 10/15/17	550,000	495,000
7% 6/1/16	2,750,000	2,543,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 1,655,000	$ 1,655,000
Smithfield Foods, Inc. 7.75% 7/1/17	380,000	336,300
		12,867,010
Gaming - 2.8%
FireKeepers Development Authority 13.875% 5/1/15 (d)	350,000	321,125
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	300,000	135,000
Harrah's Operating Co., Inc. 10.75% 2/1/16 (d)	1,000,000	681,250
MGM Mirage, Inc.:
5.875% 2/27/14	5,430,000	4,357,575
7.5% 6/1/16	540,000	442,800
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	870,000	609,000
7.125% 8/15/14	530,000	386,900
Penn National Gaming, Inc. 6.875% 12/1/11	1,400,000	1,330,000
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (d)	220,000	180,400
Snoqualmie Entertainment Authority 9.125% 2/1/15 (d)	250,000	183,125
Station Casinos, Inc.:
6% 4/1/12	2,035,000	1,404,150
7.75% 8/15/16	2,260,000	1,525,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	700,000	635,250
		12,192,075
Healthcare - 9.2%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	481,850
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	1,790,000	1,839,225
Biomet, Inc. 10% 10/15/17	805,000	867,388
Carriage Services, Inc. 7.875% 1/15/15	680,000	618,800
Community Health Systems, Inc. 8.875% 7/15/15	5,180,000	5,173,784
DaVita, Inc.:
6.625% 3/15/13	1,760,000	1,720,400
7.25% 3/15/15	1,685,000	1,659,725
HCA, Inc.:
6.5% 2/15/16	1,285,000	1,055,306
9.125% 11/15/14	770,000	792,138
9.25% 11/15/16	4,755,000	4,903,594
9.625% 11/15/16 pay-in-kind	1,340,000	1,365,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 1,705,000	$ 1,713,525
Senior Housing Properties Trust 7.875% 4/15/15	278,000	276,610
Service Corp. International:
6.75% 4/1/15	540,000	507,600
7.375% 10/1/14	500,000	487,500
7.5% 4/1/27	540,000	432,000
Skilled Healthcare Group, Inc. 11% 1/15/14	235,000	247,925
Tenet Healthcare Corp.:
9.25% 2/1/15	530,000	535,300
9.875% 7/1/14	4,175,000	4,237,625
U.S. Oncology, Inc. 9% 8/15/12	965,000	957,763
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	780,000	672,750
Universal Hospital Services, Inc.:
6.3025% 6/1/15 (e)	320,000	302,400
8.5% 6/1/15 pay-in-kind	270,000	267,300
Ventas Realty LP:
6.5% 6/1/16	3,870,000	3,637,800
6.75% 4/1/17	410,000	389,500
VWR Funding, Inc. 10.25% 7/15/15	5,640,000	5,132,400
		40,275,333
Homebuilding/Real Estate - 1.7%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	710,000	447,300
11.5% 5/1/13 (d)	70,000	71,491
Realogy Corp. 10.5% 4/15/14	3,620,000	2,126,750
Rouse Co.:
5.375% 11/26/13	1,360,000	1,035,927
7.2% 9/15/12	640,000	556,440
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	3,795,000	3,111,900
		7,349,808
Hotels - 0.6%
Host Hotels & Resorts LP 6.875% 11/1/14	1,650,000	1,480,875
Host Marriott LP 7.125% 11/1/13	1,000,000	932,500
		2,413,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 0.1%
USI Holdings Corp.:
6.6794% 11/15/14 (d)(e)	$ 330,000	$ 257,400
9.75% 5/15/15 (d)	130,000	104,000
		361,400
Leisure - 0.1%
Six Flags Operations, Inc. 12.25% 7/15/16 (d)	243,000	227,205
Six Flags, Inc. 9.625% 6/1/14	547,000	311,790
		538,995
Metals/Mining - 2.2%
FMG Finance Property Ltd.:
10% 9/1/13 (d)	450,000	472,500
10.625% 9/1/16 (d)	2,260,000	2,531,200
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	530,000
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (e)	530,000	532,650
8.25% 4/1/15	560,000	586,600
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,950,000
Novelis, Inc. 7.25% 2/15/15	1,015,000	933,800
Peabody Energy Corp. 7.375% 11/1/16	1,790,000	1,830,275
		9,367,025
Paper - 2.9%
Domtar Corp. 7.875% 10/15/11	2,600,000	2,671,500
Georgia-Pacific Corp.:
7% 1/15/15 (d)	1,360,000	1,275,000
7.125% 1/15/17 (d)	1,370,000	1,277,525
8.125% 5/15/11	1,120,000	1,125,600
9.5% 12/1/11	1,716,000	1,741,740
Graphic Packaging International, Inc.:
8.5% 8/15/11	1,405,000	1,355,825
9.5% 8/15/13	355,000	331,925
NewPage Corp. 10% 5/1/12	2,170,000	2,104,900
Rock-Tenn Co. 9.25% 3/15/16 (d)	265,000	275,600
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	355,000	332,813
11.375% 8/1/16	355,000	301,750
		12,794,178
Publishing/Printing - 3.6%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	347,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
Cenveo Corp.:
7.875% 12/1/13	$ 3,665,000	$ 3,014,463
10.5% 8/15/16 (d)	745,000	733,825
Deluxe Corp. 7.375% 6/1/15	1,075,000	935,250
R.H. Donnelley Corp. 11.75% 5/15/15 (d)	585,000	429,975
The Reader's Digest Association, Inc. 9% 2/15/17	2,030,000	1,197,700
TL Acquisitions, Inc.:
0% 7/15/15 (c)(d)	800,000	581,000
10.5% 1/15/15 (d)	5,595,000	4,797,713
Valassis Communications, Inc. 8.25% 3/1/15	4,210,000	3,504,825
		15,541,851
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	565,000	576,300
Restaurants - 0.5%
Carrols Corp. 9% 1/15/13	920,000	770,500
Landry's Restaurants, Inc. 9.5% 12/15/14	775,000	767,250
OSI Restaurant Partners, Inc. 10% 6/15/15	1,220,000	671,000
		2,208,750
Services - 3.6%
ARAMARK Corp.:
6.3006% 2/1/15 (e)	1,285,000	1,195,050
8.5% 2/1/15	2,680,000	2,700,100
Ashtead Capital, Inc. 9% 8/15/16 (d)	315,000	285,863
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.3044% 5/15/14 (e)	1,540,000	1,108,800
7.625% 5/15/14	1,025,000	748,250
7.75% 5/15/16	1,930,000	1,341,350
Corrections Corp. of America 6.25% 3/15/13	1,170,000	1,140,750
Hertz Corp. 8.875% 1/1/14	4,375,000	4,068,750
Iron Mountain, Inc.:
6.625% 1/1/16	155,000	146,088
8% 6/15/20	1,460,000	1,416,200
8.625% 4/1/13	190,000	190,950
Penhall International Corp. 12% 8/1/14 (d)	190,000	133,000
United Rentals North America, Inc.:
7% 2/15/14	470,000	354,850
7.75% 11/15/13	1,275,000	1,000,875
		15,830,876
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 1.3%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	$ 1,780,000	$ 1,691,000
Navios Maritime Holdings, Inc. 9.5% 12/15/14	635,000	606,425
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,286,900
Teekay Corp. 8.875% 7/15/11	1,110,000	1,171,050
		5,755,375
Specialty Retailing - 2.7%
Asbury Automotive Group, Inc. 7.625% 3/15/17	2,696,000	1,927,640
Dollar General Corp. 10.625% 7/15/15	820,000	822,050
Michaels Stores, Inc. 10% 11/1/14	3,335,000	2,484,575
Sally Holdings LLC:
9.25% 11/15/14	5,175,000	5,200,875
10.5% 11/15/16	360,000	363,600
United Auto Group, Inc. 7.75% 12/15/16	1,160,000	948,300
		11,747,040
Steels - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	550,000	473,000
Steel Dynamics, Inc. 7.375% 11/1/12	870,000	852,600
		1,325,600
Super Retail - 1.7%
Asbury Automotive Group, Inc. 8% 3/15/14	3,730,000	2,909,400
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920,000	857,900
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	1,000,000	1,040,000
Sonic Automotive, Inc. 8.625% 8/15/13	2,145,000	1,630,200
Toys 'R' US, Inc. 7.875% 4/15/13	1,280,000	1,008,000
		7,445,500
Technology - 5.9%
Amkor Technology, Inc. 9.25% 6/1/16	450,000	437,625
Avago Technologies Finance Ltd. 10.125% 12/1/13	1,000,000	1,080,000
First Data Corp. 9.875% 9/24/15 (d)	935,000	808,775
Freescale Semiconductor, Inc.:
6.6513% 12/15/14 (e)	1,075,000	790,125
8.875% 12/15/14	2,930,000	2,377,109
9.125% 12/15/14 pay-in-kind	2,230,000	1,731,149
IKON Office Solutions, Inc. 7.75% 9/15/15	1,460,000	1,587,750
Jabil Circuit, Inc. 8.25% 3/15/18	2,330,000	2,341,137
Lucent Technologies, Inc.:
6.45% 3/15/29	1,130,000	779,700
6.5% 1/15/28	480,000	331,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.:
7.0406% 7/15/11 (e)	$ 1,405,000	$ 1,303,138
10.125% 7/15/13	460,000	427,800
10.75% 7/15/16	2,865,000	2,650,125
NXP BV:
5.5406% 10/15/13 (e)	1,310,000	1,028,350
7.875% 10/15/14	505,000	414,100
Serena Software, Inc. 10.375% 3/15/16	355,000	330,150
SunGard Data Systems, Inc. 9.125% 8/15/13	4,030,000	4,070,300
Xerox Capital Trust I 8% 2/1/27	3,325,000	3,192,000
		25,680,533
Telecommunications - 7.4%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,225,000	1,280,125
Cricket Communications, Inc.:
9.375% 11/1/14	1,675,000	1,660,344
10% 7/15/15 (d)	1,780,000	1,797,800
Digicel Group Ltd.:
8.875% 1/15/15 (d)	785,000	732,013
9.125% 1/15/15 pay-in-kind (d)(e)	4,429,000	4,130,043
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (d)	8,020,000	8,040,034
11.5% 6/15/16 (d)	145,000	151,525
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (d)	1,345,000	1,329,936
Level 3 Financing, Inc.:
6.845% 2/15/15 (e)	540,000	433,350
8.75% 2/15/17	1,540,000	1,339,800
9.25% 11/1/14	1,005,000	922,088
MetroPCS Wireless, Inc. 9.25% 11/1/14	765,000	758,306
Nextel Communications, Inc. 7.375% 8/1/15	1,205,000	979,063
Qwest Capital Funding, Inc. 7% 8/3/09	1,340,000	1,340,000
Qwest Corp.:
6.0263% 6/15/13 (e)	2,060,000	1,905,500
8.875% 3/15/12	455,000	458,413
Sprint Capital Corp. 6.9% 5/1/19	2,670,000	2,476,425
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	375,000	384,375
Windstream Corp.:
7% 3/15/19	910,000	800,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.: - continued
8.125% 8/1/13	$ 365,000	$ 359,525
8.625% 8/1/16	765,000	753,525
		32,032,990
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.5081% 12/15/14 (d)(e)	1,395,000	1,210,163
TOTAL NONCONVERTIBLE BONDS		352,151,698
TOTAL CORPORATE BONDS (Cost $373,466,377)		354,193,713
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.8407% 8/1/24 (d)(e) (Cost $164,186)	179,606	125,724
Common Stocks - 0.0%
Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a) (Cost $526,854)	26,230	213,250
Floating Rate Loans (f) - 10.9%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 5.8563% 12/3/14 (e)	$ 1,910,626	1,815,095
Broadcasting - 0.8%
Univision Communications, Inc. Tranche 1LN, term loan 5.0288% 9/29/14 (e)	4,560,000	3,665,100
Cable TV - 1.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.7997% 3/6/14 (e)	4,647,199	4,054,681
CSC Holdings, Inc. Tranche B, term loan 4.2138% 3/31/13 (e)	1,759,784	1,671,795
		5,726,476
Floating Rate Loans (f) - continued
	Principal Amount	Value
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (e)	$ 660,000	$ 635,250
Chemicals - 0.3%
Georgia Gulf Corp. term loan 4.9613% 10/3/13 (e)	1,029,688	975,629
MacDermid, Inc. Tranche B, term loan 4.8006% 4/12/14 (e)	393,951	362,435
		1,338,064
Electric Utilities - 2.3%
Calpine Corp. Tranche D, term loan 5.685% 3/29/14 (e)	5,771,000	5,338,175
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.2204% 10/10/14 (e)	855,689	796,861
Tranche B2, term loan 6.2129% 10/10/14 (e)	4,131,710	3,852,820
		9,987,856
Energy - 0.3%
CCS, Inc. Tranche B term loan 5.4688% 11/14/14 (e)	1,291,391	1,136,424
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 4.2233% 6/4/14 (e)	997,500	887,775
Healthcare - 1.3%
Bausch & Lomb, Inc. term loan:
4.1304% 4/26/15 (e)(g)	91,000	87,815
6.0506% 4/26/15 (e)	362,180	349,504
Community Health Systems, Inc.:
term loan 4.9776% 7/25/14 (e)	907,024	856,004
Tranche DD, term loan 7/25/14 (g)	46,404	43,794
DaVita, Inc. Tranche B1, term loan 4.0937% 10/5/12 (e)	280,000	270,900
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (e)	4,242,835	3,977,657
		5,585,674
Publishing/Printing - 1.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9638% 12/12/14 (e)	4,620,000	3,696,000
Thomson Learning, Inc. term loan 4.97% 7/5/14 (e)	992,500	863,475
		4,559,475
Services - 0.9%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (e)	58,426	55,213
term loan 4.6756% 1/26/14 (e)	919,664	869,083
Floating Rate Loans (f) - continued
	Principal Amount	Value
Services - continued
RSC Equipment Rental Tranche 2LN, term loan 6.3% 11/30/13 (e)	$ 3,110,000	$ 2,519,100
ServiceMaster Co.:
term loan 5.264% 7/24/14 (e)	622,413	494,818
Tranche DD, term loan 5.22% 7/24/14 (e)	61,827	49,153
5.425% 7/24/14 (e)	39,032	31,031
		4,018,398
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 4.75% 10/31/13 (e)	1,769,536	1,358,119
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 5.5293% 7/6/14 (e)	1,090,000	1,000,075
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (e)	450,000	420,750
Toys 'R' US, Inc. term loan 5.4638% 12/9/08 (e)	1,730,000	1,608,900
		3,029,725
Technology - 0.5%
First Data Corp. Tranche B1, term loan 5.2521% 9/24/14 (e)	580,429	532,543
Flextronics International Ltd. Tranche B-B, term loan 5.0413% 10/1/12 (e)	1,131,450	1,046,591
Freescale Semiconductor, Inc. term loan 4.2138% 12/1/13 (e)	658,329	590,850
		2,169,984
Telecommunications - 0.4%
Intelsat Jackson Holdings Ltd. term loan 5.7831% 2/1/14 (e)	1,785,000	1,526,175
Level 3 Communications, Inc. term loan 4.9455% 3/13/14 (e)	100,000	90,625
MetroPCS Wireless, Inc. Tranche B, term loan 4.9488% 11/3/13 (e)	118,791	113,445
		1,730,245
TOTAL FLOATING RATE LOANS (Cost $49,476,622)		47,643,660
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $25,526,762)	25,526,762	$ 25,526,762
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $449,160,801)		427,703,109
NET OTHER ASSETS - 1.9%		8,133,889
NET ASSETS - 100%		$ 435,836,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,053,740 or 17.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $82,804 and $78,920, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 261,265
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Bermuda	4.2%
Canada	4.0%
Others (individually less than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $423,634,039)	$ 402,176,347
Fidelity Central Funds (cost $25,526,762)	25,526,762
Total Investments (cost $449,160,801)		$ 427,703,109
Cash		2,983,634
Receivable for investments sold		141,672
Interest receivable		8,212,331
Distributions receivable from Fidelity Central Funds		57,400
Total assets		439,098,146

Liabilities
Payable for investments purchased	$ 3,259,622
Other payables and accrued expenses	1,526
Total liabilities		3,261,148

Net Assets		$ 435,836,998
Net Assets consist of:
Paid in capital		$ 457,294,690
Net unrealized appreciation (depreciation) on investments		(21,457,692)
Net Assets, for 4,419,153 shares outstanding		$ 435,836,998
Net Asset Value, offering price and redemption price per share ($435,836,998 ÷ 4,419,153 shares)		$ 98.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period March 31, 2008 (commencement of operations) to August 31, 2008

Investment Income
Dividends		$ 20,179
Interest		15,780,668
Income from Fidelity Central Funds		261,265
Total income		16,062,112

Expenses
Custodian fees and expenses	$ 5,274
Independent directors' compensation	765
Total expenses before reductions	6,039
Expense reductions	(2,648)	3,391
Net investment income		16,058,721
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,257,522)
Change in net unrealized appreciation (depreciation) on investment securities		(4,177,145)
Net gain (loss)		(7,434,667)
Net increase (decrease) in net assets resulting from operations		$ 8,624,054

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 31, 2008 (commencement of operations) to August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,058,721
Net realized gain (loss)	(3,257,522)
Change in net unrealized appreciation (depreciation)	(4,177,145)
Net increase (decrease) in net assets resulting from operations	8,624,054
Distributions to partners from net investment income	(14,849,632)
Affiliated share transactions Proceeds from sales of shares	11,209,702
Contributions in-kind	426,190,204
Reinvestment of distributions	14,849,629
Cost of shares redeemed	(10,186,959)
Net increase (decrease) in net assets resulting from share transactions	442,062,576
Total increase (decrease) in net assets	435,836,998

Net Assets
Beginning of period	-
End of period	$ 435,836,998
Other Information Shares
Sold	110,901
Issued for in-kind contributions	4,261,902
Issued in reinvestment of distributions	147,351
Redeemed	(101,001)
Net increase (decrease)	4,419,153

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended August 31,

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	3.708
Net realized and unrealized gain (loss)	(1.658)
Total from investment operations	2.050
Distributions to partners from net investment income	(3.430)
Net asset value, end of period	$ 98.62
Total Return B, C	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions	-%A, G
Expenses net of fee waivers, if any	-%A, G
Expenses net of all reductions	-% A, G
Net investment income	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 435,837
Portfolio turnover rate F	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,126,208
Unrealized depreciation	(25,737,448)
Net unrealized appreciation (depreciation)	$ (19,611,240)
Cost for federal income tax purposes	$ 447,314,349

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Fund will adopt the provisions of SFAS 157 effective for the fiscal year beginning September 1, 2008.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $90,941,960 and $59,004,629, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind. On March 31, 2008, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $426,190,204 (which included $17,280,547 of unrealized depreciation) in exchange for 4,261,902 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $765.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,883.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the

Annual Report

9. Credit Risk - continued

Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 31, 2008 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for the period from March 31, 2008 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2008

Annual Report

Trustees and Officers

The Trustees Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3rd and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (63)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of High Income Central Fund 2. Mr. Robins also serves as President and Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of High Income Central Fund 2. Mr. Hense also serves as Vice President of Fidelity's High Income and Small Cap Funds (2008-
present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of High Income Central Fund 2. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of High Income Central Fund 2. Mr. McGinty also serves as Assistant Secretary of Fidelity's other Equity and High Income Funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of High Income Central Fund 2. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-
present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of High Income Central Fund 2. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-
present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2008

Chief Compliance Officer of High Income Central Fund 2. Mr. Rathgeber also serves as Chief Compliance Officer of Fidelity's Equity and High Income Funds (2004-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2008

Deputy Treasurer of High Income Central Fund 2. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of High Income Central Fund 2. Mr. Deberghes also serves as Deputy Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2008

Assistant Treasurer of High Income Central Fund 2. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2008

Assistant Treasurer of High Income Central Fund 2. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2008

Assistant Treasurer of High Income Central Fund 2. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2008

Assistant Treasurer of High Income Central Fund 2. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

On March 20, 2008, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed as an investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses).

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

High Income Central Fund 2

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its July 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1008
1.820817.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Life of Fund A
Fidelity® Specialized High Income Central Fund	2.39%	4.33%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund

The performance of the high-yield market was hampered by volatility during the 12 months that ended August 31, 2008. Issues that held back high-yield bonds included the continued fallout from difficulties among subprime mortgages; a downturn in U.S. economic growth; concerns about corporate business fundamentals; and problems in the financial sector. The default rate - which began the period at historically low levels - increased during the year. Technical factors of supply and demand also restrained the market, which began 2008 with a large overhang of new issuance at the same time that increased aversion to risk subdued demand from investors. Corporate earnings that generally met expectations, along with several moves by the Federal Reserve Board - including its help in rescuing investment bank Bear Stearns - improved the tone of the high-yield market in April and May. However, this rally proved to be temporary, as weak economic data from June through August once again made investors extremely hesitant about risk. Against this backdrop, the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index returned 1.70% during the period.

For the 12 months that ended August 31, 2008, the fund returned 2.39%, outperforming the Merrill Lynch index. The fund's relative performance was bolstered by underweighting diversified financial services companies; not owning banks and thrifts; positive security selection and an overweighting in metals/mining; successful bond selection and an underweighting in broadcasting; and favorable security selection and an underweighting in homebuilding/real estate. Conversely, results were dampened by less-successful security selection and an overweighting in air transportation; overweighting casino gaming issues; and unfavorable bond selection and an underweighting in telecommunications. Top contributors to the fund's relative performance included underweighted positions in diversified real estate finance company Residential Capital and casino operator Harrah's, both no longer held; not owning broadcaster Clear Channel Communications or bank/thrift Washington Mutual, both index constituents; and our holdings in business advisory services provider FTI Consulting and health care services operator HCA, the latter of which was not part of the benchmark. On the downside, investments in car rental company Avis, casino operators MGM Mirage and Mohegan Tribal Gaming, and technology hardware firm Alcatel-Lucent detracted, as did untimely ownership of telecommunication services provider Sprint Nextel.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,004.90	$ -
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.14	$ -

* Expenses are equal to the Fund's annualized expense ratio of .0001%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.7	3.3
MGM Mirage, Inc.	3.7	3.9
Royal Caribbean Cruises Ltd.	3.0	2.1
Freeport-McMoRan Copper & Gold, Inc.	2.7	2.8
Host Marriott Lp	2.4	2.0
	15.5
Top Five Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Gaming	9.7	10.4
Energy	9.2	12.1
Electric Utilities	7.3	4.9
Healthcare	7.1	7.8
Technology	6.9	8.1
Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
BBB 4.0%	BBB 3.5%
BB 71.2%	BB 78.8%
B 19.8%	B 13.1%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of August 31, 2008*		As of February 29, 2008**
	Nonconvertible Bonds 89.7%		Nonconvertible Bonds 90.4%
	Convertible Bonds 0.5%		Convertible Bonds 0.5%
	Floating Rate Loans 4.8%		Floating Rate Loans 4.5%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	20.4%	** Foreign investments	18.4%

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 90.2%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 690,000	$ 929,223
Technology - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25	1,526,000	1,170,350
TOTAL CONVERTIBLE BONDS		2,099,573
Nonconvertible Bonds - 89.7%
Aerospace - 2.4%
BE Aerospace, Inc. 8.5% 7/1/18	280,000	291,900
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,610,000	2,505,600
7.45% 5/1/34 (a)	2,200,000	2,101,000
8% 11/15/14 (a)	4,685,000	4,825,550
		9,724,050
Air Transportation - 2.8%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	3,265,000	2,530,375
6.977% 11/23/22	826,659	537,328
7.324% 4/15/11	365,000	332,150
8.608% 10/1/12	1,120,000	940,800
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	795,000	564,450
7.566% 9/15/21	267,347	232,592
7.73% 9/15/12	47,010	41,016
7.875% 7/2/18	1,683,318	1,127,823
8.388% 5/1/22	88,984	71,187
9.558% 9/1/19	243,482	175,307
9.798% 4/1/21	1,649,815	1,385,845
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,512,452	1,884,339
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,035,000	828,000
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,384,198	955,097
		11,606,309
Automotive - 0.1%
Tenneco, Inc. 8.125% 11/15/15	455,000	408,363
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 0.2%
Belden, Inc. 7% 3/15/17	$ 235,000	$ 222,663
Texas Industries, Inc. 7.25% 7/15/13 (a)	505,000	472,175
		694,838
Cable TV - 4.8%
CSC Holdings, Inc.:
6.75% 4/15/12	2,305,000	2,258,900
7.625% 4/1/11	860,000	864,300
8.5% 6/15/15 (a)	1,250,000	1,256,250
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	2,780,000	2,627,100
7.625% 5/15/16 (a)	800,000	798,000
8.375% 3/15/13	2,000,000	2,067,500
EchoStar Communications Corp.:
6.375% 10/1/11	2,835,000	2,767,669
7% 10/1/13	4,920,000	4,686,300
7.125% 2/1/16	560,000	515,200
Videotron Ltd. 9.125% 4/15/18 (a)	1,960,000	2,058,000
		19,899,219
Capital Goods - 3.5%
Case Corp. 7.25% 1/15/16	560,000	542,500
Leucadia National Corp.:
7% 8/15/13	3,525,000	3,436,875
7.125% 3/15/17	6,035,000	5,733,250
Terex Corp. 8% 11/15/17	4,520,000	4,480,676
		14,193,301
Chemicals - 2.0%
Chemtura Corp. 6.875% 6/1/16	935,000	788,953
NOVA Chemicals Corp.:
5.9525% 11/15/13 (b)	2,695,000	2,321,069
6.5% 1/15/12	5,695,000	5,182,450
		8,292,472
Containers - 1.0%
Berry Plastics Corp. 7.5406% 2/15/15 (b)	725,000	685,125
Greif, Inc. 6.75% 2/1/17	3,580,000	3,472,600
		4,157,725
Diversified Financial Services - 0.3%
Sprint Capital Corp. 8.75% 3/15/32	1,345,000	1,308,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 0.2%
Lamar Media Corp.:
Series B, 6.625% 8/15/15	$ 285,000	$ 252,938
6.625% 8/15/15	550,000	488,125
		741,063
Electric Utilities - 6.3%
AES Corp.:
7.75% 3/1/14	3,370,000	3,319,450
8% 10/15/17	1,415,000	1,390,238
Aquila, Inc. 11.875% 7/1/12 (b)	95,000	109,725
Edison Mission Energy:
7% 5/15/17	2,050,000	1,962,875
7.2% 5/15/19	4,030,000	3,878,875
7.625% 5/15/27	1,765,000	1,597,325
Intergen NV 9% 6/30/17 (a)	4,410,000	4,498,200
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	3,035,000	3,004,650
NSG Holdings II, LLC 7.75% 12/15/25 (a)	4,385,000	4,209,600
Reliant Energy, Inc.:
7.625% 6/15/14	860,000	834,200
7.875% 6/15/17	860,000	829,900
Tenaska Alabama Partners LP 7% 6/30/21 (a)	244,658	228,755
		25,863,793
Energy - 9.0%
Chesapeake Energy Corp.:
6.5% 8/15/17	3,390,000	3,135,750
6.875% 1/15/16	2,845,000	2,716,975
7.5% 6/15/14	1,495,000	1,502,475
7.625% 7/15/13	710,000	717,100
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	850,000	843,625
7.75% 5/15/17	1,885,000	1,870,863
Complete Production Services, Inc. 8% 12/15/16	395,000	388,088
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (a)	595,000	614,338
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	1,940,000	1,954,550
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (a)	695,000	692,394
Newfield Exploration Co. 7.125% 5/15/18	695,000	653,300
OPTI Canada, Inc.:
7.875% 12/15/14	2,335,000	2,308,848
8.25% 12/15/14	1,485,000	1,477,575
Pan American Energy LLC 7.75% 2/9/12 (a)	6,165,000	6,010,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Pioneer Natural Resources Co. 6.65% 3/15/17	$ 2,985,000	$ 2,723,813
Plains Exploration & Production Co. 7% 3/15/17	4,465,000	4,007,338
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	570,000	537,225
7.375% 7/15/13	1,000,000	1,000,000
7.5% 5/15/16	580,000	575,650
Southwestern Energy Co. 7.5% 2/1/18 (a)	520,000	526,500
Tesoro Corp. 6.5% 6/1/17	3,230,000	2,705,125
		36,962,407
Environmental - 1.2%
Allied Waste North America, Inc.:
6.875% 6/1/17	3,820,000	3,757,925
7.125% 5/15/16	300,000	303,000
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	757,950
		4,818,875
Food and Drug Retail - 0.2%
Rite Aid Corp. 7.5% 3/1/17	1,145,000	953,213
Food/Beverage/Tobacco - 3.3%
Constellation Brands, Inc.:
7.25% 9/1/16	2,155,000	2,111,900
7.25% 5/15/17	3,080,000	3,010,700
8.375% 12/15/14	1,245,000	1,282,350
Smithfield Foods, Inc. 7.75% 7/1/17	8,170,000	7,230,450
		13,635,400
Gaming - 9.7%
Boyd Gaming Corp. 7.75% 12/15/12	350,000	313,250
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (a)(b)	150,000	121,500
8% 11/15/13 (a)	720,000	583,200
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (a)	2,290,000	1,683,150
MGM Mirage, Inc.:
5.875% 2/27/14	2,240,000	1,797,600
6.625% 7/15/15	1,325,000	1,060,000
6.75% 9/1/12	5,585,000	4,844,988
6.75% 4/1/13	145,000	123,250
6.875% 4/1/16	3,540,000	2,832,000
7.625% 1/15/17	5,420,000	4,356,325
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,500,000	1,260,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
6.375% 7/15/09	$ 4,380,000	$ 4,248,600
7.125% 8/15/14	4,717,000	3,443,410
Scientific Games Corp.:
6.25% 12/15/12	1,880,000	1,771,900
7.875% 6/15/16 (a)	1,040,000	1,019,200
Seminole Hard Rock Entertainment, Inc. 5.2763% 3/15/14 (a)(b)	1,765,000	1,394,350
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,297,750
7.25% 5/1/12	3,270,000	2,926,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,350,000	1,225,125
6.625% 12/1/14	3,675,000	3,344,250
		39,646,498
Healthcare - 6.3%
FMC Finance III SA 6.875% 7/15/17	2,520,000	2,419,200
HCA, Inc.:
9.125% 11/15/14	2,830,000	2,911,363
9.25% 11/15/16	5,075,000	5,233,594
9.625% 11/15/16 pay-in-kind	6,295,000	6,413,031
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,290,000	3,150,175
7% 1/15/16	820,000	764,650
Service Corp. International 7.5% 4/1/27	1,720,000	1,376,000
Ventas Realty LP:
6.5% 6/1/16	830,000	780,200
6.625% 10/15/14	1,795,000	1,718,713
6.75% 4/1/17	1,005,000	954,750
		25,721,676
Homebuilding/Real Estate - 4.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	9,075,000	7,929,281
8.125% 6/1/12	2,010,000	1,871,813
D.R. Horton, Inc. 6.5% 4/15/16	1,365,000	1,092,000
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (a)	1,785,000	1,823,021
KB Home:
6.25% 6/15/15	3,060,000	2,555,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
KB Home: - continued
6.375% 8/15/11	$ 1,475,000	$ 1,357,000
Pulte Homes, Inc. 5.25% 1/15/14	345,000	293,250
		16,921,465
Hotels - 2.5%
Host Hotels & Resorts LP 6.875% 11/1/14	545,000	489,138
Host Marriott LP 7.125% 11/1/13	10,535,000	9,823,875
		10,313,013
Leisure - 3.0%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	6,105,000	5,463,975
7.25% 6/15/16	4,855,000	4,126,750
7.25% 3/15/18	850,000	718,250
7.5% 10/15/27	2,610,000	1,983,600
		12,292,575
Metals/Mining - 4.9%
Arch Western Finance LLC 6.75% 7/1/13	2,255,000	2,238,088
Drummond Co., Inc. 7.375% 2/15/16 (a)	5,110,000	4,432,925
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	6,215,000	6,510,213
8.375% 4/1/17	4,060,000	4,303,600
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,598,374
		20,083,200
Paper - 1.6%
Domtar Corp.:
5.375% 12/1/13	1,440,000	1,252,800
7.125% 8/15/15	360,000	342,900
Georgia-Pacific Corp. 7% 1/15/15 (a)	5,180,000	4,856,250
		6,451,950
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	488,475
Railroad - 0.5%
Kansas City Southern Railway Co. 8% 6/1/15	2,150,000	2,193,000
Services - 4.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.3044% 5/15/14 (b)	1,765,000	1,270,800
7.625% 5/15/14	1,740,000	1,270,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.: - continued
7.75% 5/15/16	$ 4,970,000	$ 3,454,150
FTI Consulting, Inc.:
7.625% 6/15/13	4,370,000	4,522,950
7.75% 10/1/16	2,490,000	2,577,150
Hertz Corp. 8.875% 1/1/14	4,340,000	4,036,200
		17,131,450
Shipping - 0.3%
Teekay Corp. 8.875% 7/15/11	1,090,000	1,149,950
Steels - 2.7%
Evraz Group SA:
8.875% 4/24/13 (a)	3,255,000	3,189,900
9.5% 4/24/18 (a)	380,000	367,650
Steel Dynamics, Inc.:
6.75% 4/1/15	6,795,000	6,336,338
7.375% 11/1/12	670,000	656,600
7.75% 4/15/16 (a)	660,000	641,850
		11,192,338
Super Retail - 0.1%
AutoNation, Inc. 7% 4/15/14	695,000	602,913
Technology - 6.0%
Avago Technologies Finance Ltd. 10.125% 12/1/13	375,000	405,000
Flextronics International Ltd.:
6.25% 11/15/14	1,895,000	1,743,400
6.5% 5/15/13	2,360,000	2,230,200
Jabil Circuit, Inc. 8.25% 3/15/18	3,235,000	3,250,463
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	2,528,850
6.5% 1/15/28	10,000	6,900
NXP BV 5.5406% 10/15/13 (b)	3,430,000	2,692,550
Seagate Technology HDD Holdings 6.8% 10/1/16	4,140,000	3,726,000
Xerox Capital Trust I 8% 2/1/27	8,275,000	7,944,000
		24,527,363
Telecommunications - 6.4%
Citizens Communications Co.:
6.25% 1/15/13	1,480,000	1,409,700
9% 8/15/31	350,000	304,500
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (a)	2,560,000	2,566,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (a)	$ 1,375,000	$ 1,359,600
Mobile Telesystems Finance SA 8% 1/28/12 (a)	3,130,000	3,122,175
Nextel Communications, Inc.:
5.95% 3/15/14	350,000	280,000
6.875% 10/31/13	2,540,000	2,089,150
7.375% 8/1/15	840,000	682,500
Qwest Corp.:
6.0263% 6/15/13 (b)	795,000	735,375
7.5% 10/1/14	1,825,000	1,683,563
7.625% 6/15/15	1,120,000	1,036,000
Sprint Capital Corp.:
6.875% 11/15/28	1,905,000	1,619,250
7.625% 1/30/11	545,000	545,000
8.375% 3/15/12	695,000	700,213
Sprint Nextel Corp. 6% 12/1/16	1,405,000	1,282,063
U.S. West Communications:
6.875% 9/15/33	475,000	351,500
7.5% 6/15/23	390,000	315,900
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (a)	1,545,000	1,498,650
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (a)	4,970,000	4,746,350
		26,327,889
TOTAL NONCONVERTIBLE BONDS		368,302,796
TOTAL CORPORATE BONDS (Cost $391,370,159)		370,402,369
Floating Rate Loans - 4.8% (c)

Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 4.4075% 12/27/14 (b)	837,712	645,038
Tranche C, term loan 4.4075% 12/27/15 (b)	648,553	499,386
		1,144,424
Floating Rate Loans - continued (c)
	Principal Amount	Value
Broadcasting - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.0288% 9/29/14 (b)	$ 1,105,000	$ 888,144
Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 4.2138% 3/31/13 (b)	1,417,924	1,347,028
Insight Midwest Holdings LLC Tranche B, term loan 4.47% 4/6/14 (b)	776,250	745,200
		2,092,228
Containers - 0.0%
Anchor Glass Container Corp. term loan 7.75% 6/20/14 (b)	164,571	161,280
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.8006% 3/30/12 (b)	104,420	95,022
term loan 5.8006% 3/30/14 (b)	761,529	692,992
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.269% 10/10/14 (b)	3,599,380	3,351,922
		4,139,936
Entertainment/Film - 0.4%
Zuffa LLC term loan 4.5625% 6/19/15 (b)	1,822,696	1,531,065
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 4.9776% 7/25/14 (b)	1,732,416	1,634,967
Tranche DD, term loan 7/25/14 (d)	88,631	83,646
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (b)	636,768	596,970
PTS Acquisition Corp. term loan 5.0506% 4/10/14 (b)	1,284,044	1,120,328
		3,435,911
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 4.4395% 12/23/12 (b)	822,829	778,602
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (b)	42,435	32,781
term loan 5.125% 6/14/14 (b)	531,901	410,894
		443,675
Floating Rate Loans - continued (c)
	Principal Amount	Value
Services - 0.3%
ARAMARK Corp.:
Credit-Linked Deposit 4.6756% 1/26/14 (b)	$ 69,890	$ 66,046
term loan 4.6756% 1/26/14 (b)	1,100,110	1,039,604
		1,105,650
Technology - 0.6%
Kronos, Inc. Tranche 1LN, term loan 5.0506% 6/11/14 (b)	2,566,224	2,335,264
SS&C Technologies, Inc. term loan 4.7808% 11/23/12 (b)	129,668	121,239
		2,456,503
Telecommunications - 0.3%
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (b)	1,079,018	1,038,554
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (b)	95,000	92,744
Tranche B 1LN, term loan 4.546% 9/5/13 (b)	355,000	345,238
		437,982
TOTAL FLOATING RATE LOANS (Cost $20,087,287)		19,653,954
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $17,785,000)	$ 17,788,974	17,785,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $429,242,446)		407,841,323
NET OTHER ASSETS - 0.7%		2,992,494
NET ASSETS - 100%		$ 410,833,817
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,760,982 or 17.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,631 and $83,646, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,785,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 2,831,272
Banc of America Securities LLC	3,624,984
Deutsche Bank Securities, Inc.	7,703,760
ING Financial Markets LLC	1,812,492
J.P. Morgan Securities, Inc.	1,812,492
$ 17,785,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.6%
Canada	5.7%
Luxembourg	3.8%
Liberia	3.0%
Netherlands	1.8%
Argentina	1.5%
Bermuda	1.2%
Singapore	1.0%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $17,785,000) - See accompanying schedule: Unaffiliated issuers (cost $429,242,446)		$ 407,841,323
Receivable for investments sold		478,070
Interest receivable		7,659,319
Total assets		415,978,712

Liabilities
Payable to custodian bank	$ 27,143
Payable for investments purchased	5,116,311
Other payables and accrued expenses	1,441
Total liabilities		5,144,895

Net Assets		$ 410,833,817
Net Assets consist of:
Paid in capital		$ 432,234,940
Net unrealized appreciation (depreciation) on investments		(21,401,123)
Net Assets, for 4,443,480 shares outstanding		$ 410,833,817
Net Asset Value, offering price and redemption price per share ($410,833,817 ÷ 4,443,480 shares)		$ 92.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest (including $162,025 from affiliated interfund lending)		$ 28,202,343

Expenses
Custodian fees and expenses	$ 8,347
Independent directors' compensation	1,548
Audit	(4,250)
Total expenses before reductions	5,645
Expense reductions	(9,895)	(4,250)
Net investment income		28,206,593
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,012,210)
Change in net unrealized appreciation (depreciation) on investment securities		(15,492,374)
Net gain (loss)		(20,504,584)
Net increase (decrease) in net assets resulting from operations		$ 7,702,009

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,206,593	$ 15,492,299
Net realized gain (loss)	(5,012,210)	554,582
Change in net unrealized appreciation (depreciation)	(15,492,374)	(2,845,885)
Net increase (decrease) in net assets resulting from operations	7,702,009	13,200,996
Distributions to partners from net investment income	(27,114,638)	(15,217,119)
Affiliated share transactions Proceeds from sales of shares	60,115,019	135,158,474
Reinvestment of distributions	27,114,636	3,000,946
Net increase (decrease) in net assets resulting from share transactions	87,229,655	138,159,420
Total increase (decrease) in net assets	67,817,026	136,143,297

Net Assets
Beginning of period	343,016,791	206,873,494
End of period	$ 410,833,817	$ 343,016,791
Other Information Shares
Sold	623,588	1,404,397
Issued in reinvestment of distributions	283,455	31,092
Net increase (decrease)	907,043	1,435,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007

2006 G

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	7.134	7.095	2.314	3.996
Net realized and unrealized gain (loss)	(4.802)	(1.570)	(.270)	(1.413)
Total from investment operations	2.332	5.525	2.044	2.583
Distributions to partners from net investment income	(6.872)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 92.46	$ 97.00	$ 98.47	$ 98.68
Total Return B, C	2.39%	5.61%	2.11%	2.63%
Ratios to Average Net Assets H
Expenses before reductions	-% E	-% E	.04% A	.04% A
Expenses net of fee waivers, if any	-% E	-% E	.01% A	.04% A
Expenses net of all reductions	-% E	-% E	-% A, E	.04% A
Net investment income	7.45%	7.10%	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,834	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	50%	75%	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 836,853
Unrealized depreciation	(21,401,090)
Net unrealized appreciation (depreciation)	$ (20,564,237)
Cost for federal income tax purposes	$ 428,405,560

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $281,741,670 and $176,271,097, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,468,700	3.28%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,548.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,347.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, for the four month period ended August 31, 2006 and for the period from September 20, 2005 (commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, for the four month period ended August 31, 2006 and for the period from September 20, 2005 (commencement of operations) to April 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

October 21, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3rd and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (63)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Specialized High Income Central Fund. Mr. Robins also serves as President and Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of Specialized High Income Central Fund. Mr. Hense also serves as Vice President of Fidelity's High Income and Small Cap Funds (2008-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Specialized High Income Central Fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Specialized High Income Central Fund. Mr. McGinty also serves as Assistant Secretary of Fidelity's other Equity and High Income Funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Specialized High Income Central Fund. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Specialized High Income Central Fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2005

Chief Compliance Officer of Specialized High Income Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of Fidelity's Equity and High Income Funds (2004-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Specialized High Income Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Specialized High Income Central Fund. Mr. Deberghes also serves as Deputy Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Specialized High Income Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On June 19, 2008, the Board voted to continue the fund's Advisory Contracts for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board would consider their renewal in July 2008.

At its July 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2008, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$ 43,000	$ -	$ 6,000	$ -
Fidelity Specialized High Income Central Fund	$ 50,000	$ -	$ 8,100	$ -

August 31, 2007 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$ -	$ -	$ -	$ -
Fidelity Specialized High Income Central Fund	$ 50,000	$ -	$ 5,200	$ -

A Amounts may reflect rounding.

B Fidelity High Income Central Fund 2 commenced operations on March 31, 2008.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2008A	August 31, 2007A
Audit-Related Fees	$ 410,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ -	$ -B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2008 A	August 31, 2007 A
Deloitte Entities	$1,085,000	$400,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008